PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Reconciliation of Effective Tax Rate to the Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income Tax Benefit at Federal Rate	$ 2,356	$ (18,505)
State Taxes and Fees	1,083	(1,436)
IRS Section 280E Disallowance	0	6,128
Uncertain Tax Position	15,424	2,138
Over Accrual of Prior Year Taxes	(7,454)	(2,106)
Change in Valuation Allowance	(7,120)	12,136
Change in Fair Value of Contingent Consideration	(2,882)	5,124
Return to Provision	(646)	(2,410)
Other Adjustments	6,208	140
Impairment Expense	0	8,240
Other Permanent Differences	3,529	494
Total Provision for Income Taxes	$ 10,498	$ 9,943